Debt (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Annual maturities of long-term debt
2012	$ 810
2013	810
2014	375,810
2015	810
2016	810
Thereafter	1,308,496
Total	$ 1,687,546